32. Effects of changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Effects Of Changes In Accounting Policies
Schedule of right-of-use assets and lease liabilities

On adoption of IFRS 16, the Group recognised right-of-use assets and lease liabilities as follows:

Classification Under IAS17	Right-of-use assets	Lease liabilities
All other operating leases	Property leases: Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.	Lease liabilities were measured at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate as at 1 January 2019. The Group’s incremental borrowing rate is the rate at which a similar borrowing could be obtained from an independent creditor under comparable terms and conditions. The weighted-average rate applied was 3%.
Finance leases	Measured based on the carrying values for the lease assets and liabilities immediately before the date of initial application (i.e. carrying values brought forward, unadjusted).

Schedule of impact of adopting IFRS 16 on the statement of financial position

The following table presents the impact of adopting IFRS 16 on the statement of financial position as at 1 January 2019:

	Adjustments	31 December 2018 As originally presented £’000	IFRS 16 £’000	1 January 2019 £’000
Assets
Right-of-use asset	(a)	–	395	395
Other receivables	(b)	1,564	152	1,716
Liabilities
Lease liabilities	(c)	(250)	(547)	(796)

The adjustments to right-of-use asset is as follows:

£’000
a) Right-of-use assets	395
b) Lease receivable on sub-let property	152
c) The following table reconciles the minimum lease commitments disclosed in the Group’s 31 December 2018 annual financial statements to the amount of lease liabilities recognised on 1 January 2019:
1 January 2019 £’000
Minimum operating lease commitment as 31 December 2018	577
Less: low value leases not recognised under IFRS16	(5)
Less: effect of discounting using incremental borrowing rate as at the date of initial application	(25)
Lease liabilities recognised at 1 January 2019	547